UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® Charter Income Trust

QUARTERLY REPORT

February 28, 2011

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Bonds – 113.9%
Aerospace – 0.9%
Alliant Techsystems, Inc., 6.875%, 2020	$475,000	$491,031
BE Aerospace, Inc., 8.5%, 2018	1,225,000	1,353,625
Bombardier, Inc., 7.5%, 2018 (n)	885,000	951,375
Bombardier, Inc., 7.45%, 2034 (n)	625,000	600,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,534,000	1,231,035
Oshkosh Corp., 8.25%, 2017	435,000	482,850

		$5,109,916

Airlines – 0.0%
Continental Airlines, Inc., 7.25%, 2021	$213,922	$236,384

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 8%, 2016	$965,000	$1,044,612
Hanesbrands, Inc., 6.375%, 2020	475,000	458,137
Phillips-Van Heusen Corp., 7.375%, 2020	700,000	745,500

		$2,248,249

Asset-Backed & Securitized – 7.3%
Anthracite Ltd., “A”, CDO, FRN, 0.622%, 2019 (z)	$1,353,738	$1,231,902
Anthracite Ltd., “BFL”, CDO, FRN, 1.26%, 2037 (z)	3,000,000	2,790,000
Banc of America Commercial Mortgage, Inc., FRN, 5.742%, 2051	1,500,000	1,635,616
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	296,055	297,448
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.861%, 2040 (z)	856,573	549,156
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,605,000	1,599,307
Commercial Mortgage Pass-Through Certificates, FRN, 5.789%, 2046	230,000	244,575
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035	1,286,362	1,285,657
Credit Suisse Mortgage Capital Certificate, FRN, 5.715%, 2039	1,400,000	1,455,167
Crest Ltd., CDO, 7%, 2040	2,106,848	105,342
First Union-Lehman Brothers Bank of America, FRN, 0.452%, 2035 (i)	17,432,669	293,814
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	452,074	469,402
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,255,000	1,333,861
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,000,000	1,053,068
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	5,000,000	5,385,449
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.988%, 2051	6,000,000	6,341,731
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.06%, 2051	185,000	141,736
Merrill Lynch Mortgage Trust, “B”, FRN, 5.826%, 2050	185,000	113,887
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	1,350,000	1,465,711
Multi Security Asset Trust, “A3”, 5%, 2035 (z)	1,461,810	1,476,428
PNC Mortgage Acceptance Corp., 7.1%, 2032 (z)	1,030,276	1,030,516
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,447,661	1,260,319
Structured Asset Securities Corp., FRN, 4.67%, 2035	150,746	150,742
Wachovia Bank Commercial Mortgage Trust, FRN, 5.686%, 2047	1,503,155	774,788
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 2051	7,250,000	7,831,351

		$40,316,973

Automotive – 2.0%
Accuride Corp., 9.5%, 2018	$775,000	$864,125
Allison Transmission, Inc., 11%, 2015 (n)	1,455,000	1,582,312
Ford Motor Credit Co. LLC, 8%, 2014	485,000	542,432
Ford Motor Credit Co. LLC, 12%, 2015	4,965,000	6,270,159
General Motors Corp., 7.125%, 2013 (d)	1,169,000	371,157
Goodyear Tire & Rubber Co., 10.5%, 2016	1,200,000	1,368,000
UCI International, Inc., 8.625%, 2019 (z)	230,000	244,950

		$11,243,135

Basic Industry – 0.2%
Trimas Corp., 9.75%, 2017	$795,000	$882,450

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 2.9%
Allbritton Communications Co., 8%, 2018	$1,320,000	$1,382,700
Citadel Broadcasting Corp., 7.75%, 2018 (z)	180,000	193,050
Entravision Communications Corp., 8.75%, 2017	240,000	259,200
Gray Television, Inc., 10.5%, 2015	155,000	164,687
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,145,000	1,230,875
Intelsat Bermuda Ltd., 11.25%, 2017	635,000	702,469
Intelsat Jackson Holdings Ltd., 9.5%, 2016	4,100,000	4,335,750
Lamar Media Corp., 6.625%, 2015	740,000	758,500
Lamar Media Corp., “C”, 6.625%, 2015	135,000	138,037
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,220,374	1,183,763
Newport Television LLC, 13%, 2017 (n)(p)	58,939	55,746
News America, Inc., 6.2%, 2034	325,000	335,147
News America, Inc., 6.9%, 2039	205,000	229,414
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)	511,998	496,638
Nexstar Broadcasting, Inc., 7%, 2014	168,000	163,800
Salem Communications Corp., 9.625%, 2016	137,000	150,358
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,425,000	1,610,250
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	185,000	195,638
SIRIUS XM Radio, Inc., 13%, 2013 (z)	195,000	232,538
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	725,000	803,844
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	485,000	514,100
Univision Communications, Inc., 12%, 2014 (n)	335,000	365,150
Univision Communications, Inc., 7.875%, 2020 (n)	350,000	375,375

		$15,877,029

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$785,000	$788,925
E*TRADE Financial Corp., 12.5%, 2017	990,000	1,173,150
Janus Capital Group, Inc., 6.95%, 2017	1,900,000	2,081,836

		$4,043,911

Building – 1.8%
Building Materials Holding Corp., 6.875%, 2018 (n)	$680,000	$697,000
Building Materials Holding Corp., 7%, 2020 (n)	600,000	632,250
CEMEX Finance LLC, 9.5%, 2016 (n)	1,275,000	1,368,075
CEMEX S.A., 9.25%, 2020	1,695,000	1,745,850
CEMEX S.A.B. de C.V., 9%, 2018 (n)	188,000	194,580
Nortek, Inc., 11%, 2013	1,611,711	1,716,472
Nortek, Inc., 10%, 2018 (n)	435,000	464,362
Owens Corning, 9%, 2019	1,725,000	2,041,325
Ply Gem Industries, Inc., 13.125%, 2014	670,000	735,325
Ply Gem Industries, Inc., 8.25%, 2018 (z)	360,000	368,550

		$9,963,789

Business Services – 1.3%
First Data Corp., 9.875%, 2015	$1,040,000	$1,050,400
Interactive Data Corp., 10.25%, 2018 (n)	1,425,000	1,596,000
Iron Mountain, Inc., 6.625%, 2016	775,000	778,875
Iron Mountain, Inc., 8.375%, 2021	460,000	508,875
SunGard Data Systems, Inc., 10.25%, 2015	1,955,000	2,060,081
SunGard Data Systems, Inc., 7.375%, 2018 (n)	1,065,000	1,099,613
SunGard Data Systems, Inc., 7.625%, 2020 (n)	265,000	273,613

		$7,367,457

Cable TV – 3.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$270,000	$283,500

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Cablevision Systems Corp., 8.625%, 2017	$475,000	$532,000
CCH II LLC, 13.5%, 2016	1,350,000	1,635,187
CCO Holdings LLC, 7.875%, 2018	735,000	784,612
CCO Holdings LLC, 8.125%, 2020	470,000	507,012
Cequel Communications Holdings, 8.625%, 2017 (z)	620,000	655,650
Charter Communications Operating LLC, 10.875%, 2014 (n)	650,000	730,437
CSC Holdings LLC, 8.5%, 2014	770,000	862,400
CSC Holdings LLC, 8.5%, 2015	2,315,000	2,534,925
DIRECTV Holdings LLC, 5.2%, 2020	1,240,000	1,280,209
Insight Communications Co., Inc., 9.375%, 2018 (n)	820,000	904,050
Mediacom LLC, 9.125%, 2019	1,395,000	1,482,187
Myriad International Holdings B.V., 6.375%, 2017 (n)	857,000	888,066
ONO Finance ll PLC, 10.875%, 2019 (z)	300,000	322,500
TCI Communications, Inc., 9.8%, 2012	701,000	756,830
Time Warner Cable, Inc., 5%, 2020	1,150,000	1,166,968
UPCB Finance III Ltd., 6.625%, 2020 (z)	784,000	781,060
Videotron LTEE, 6.875%, 2014	2,110,000	2,139,013
Virgin Media Finance PLC, 9.125%, 2016	2,185,000	2,332,487
Virgin Media Finance PLC, 9.5%, 2016	395,000	455,731

		$21,034,824

Chemicals – 3.1%
Ashland, Inc., 9.125%, 2017	$1,845,000	$2,145,966
Braskem S.A., 7%, 2020 (n)	1,312,000	1,354,640
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)	540,000	564,300
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	1,030,000	1,105,962
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	270,000	287,212
Huntsman International LLC, 8.625%, 2021 (n)	1,120,000	1,243,200
Lyondell Chemical Co., 8%, 2017 (n)	463,000	521,164
Lyondell Chemical Co., 11%, 2018	2,718,207	3,119,143
Momentive Performance Materials, Inc., 12.5%, 2014	1,706,000	1,904,322
Momentive Performance Materials, Inc., 11.5%, 2016	1,103,000	1,196,755
Momentive Performance Materials, Inc., 9%, 2021 (n)	540,000	574,425
Mosaic Co., 7.625%, 2016 (n)	1,525,000	1,650,812
Polypore International, Inc., 7.5%, 2017 (z)	180,000	186,300
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	414,000	412,092
Solutia, Inc., 7.875%, 2020	805,000	885,500

		$17,151,793

Computer Software – 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,950,000	$1,993,875
Syniverse Holdings, Inc., 9.125%, 2019 (z)	455,000	491,400

		$2,485,275

Computer Software - Systems – 0.5%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$1,380,000	$1,521,450
International Business Machines Corp., 8%, 2038	1,000,000	1,370,850

		$2,892,300

Conglomerates – 0.7%
Actuant Corp., 6.875%, 2017	$1,005,000	$1,040,175
Amsted Industries, Inc., 8.125%, 2018 (n)	1,125,000	1,209,375
Kennametal, Inc., 7.2%, 2012	684,000	716,004
Pinafore LLC, 9%, 2018 (n)	770,000	856,625

		$3,822,179

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (n)	$249,000	$280,747

Consumer Products – 0.9%
ACCO Brands Corp., 10.625%, 2015	$105,000	$118,650
ACCO Brands Corp., 7.625%, 2015	255,000	259,781
Central Garden & Pet Co., 8.25%, 2018	455,000	478,319
Easton-Bell Sports, Inc., 9.75%, 2016	560,000	630,000
Elizabeth Arden, Inc., 7.375%, 2021 (z)	470,000	493,500
Jarden Corp., 7.5%, 2017	1,095,000	1,164,806
Libbey Glass, Inc., 10%, 2015	666,000	727,605
NBTY, Inc., 9%, 2018 (n)	135,000	146,475
Visant Corp., 10%, 2017	925,000	1,001,313

		$5,020,449

Consumer Services – 1.2%
KAR Holdings, Inc., 10%, 2015	$405,000	$429,300
KAR Holdings, Inc., FRN, 4.304%, 2014	380,000	375,250
Realogy Corp., 10.5%, 2014	255,000	265,200
Service Corp. International, 6.75%, 2015	265,000	280,238
Service Corp. International, 7%, 2017	4,030,000	4,291,950
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,020,000	1,119,450

		$6,761,388

Containers – 1.5%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$1,800,000	$1,863,000
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	185,000	199,337
Greif, Inc., 6.75%, 2017	855,000	906,300
Greif, Inc., 7.75%, 2019	1,000,000	1,102,500
Owens-Illinois, Inc., 7.375%, 2016	1,000,000	1,090,000
Packaging Dynamics Corp., 8.75%, 2016 (z)	255,000	261,056
Reynolds Group, 7.75%, 2016 (n)	1,050,000	1,118,250
Reynolds Group, 7.125%, 2019 (n)	565,000	579,125
Reynolds Group, 9%, 2019 (z)	530,000	552,525
Reynolds Group, 8.25%, 2021 (z)	480,000	481,200

		$8,153,293

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$481,454
ManTech International Corp., 7.25%, 2018	260,000	271,700
MOOG, Inc., 7.25%, 2018	335,000	352,598

		$1,105,752

Electronics – 0.6%
CPI International Acquisition, Inc., 8%, 2018 (z)	$310,000	$312,325
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	385,000	440,825
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	545,000	607,675
Jabil Circuit, Inc., 7.75%, 2016	1,140,000	1,291,050
NXP B.V., 7.875%, 2014	520,000	542,750
NXP B.V., 9.75%, 2018 (n)	103,000	117,677

		$3,312,302

Emerging Market Quasi-Sovereign – 3.6%
Banco del Estado de Chile, 4.125%, 2020 (n)	$234,000	$218,808
BNDES Participacoes S.A., 5.5%, 2020 (n)	138,000	139,035
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,762,000	1,806,050
Ecopetrol S.A., 7.625%, 2019	594,000	687,555
Empresa Nacional del Petroleo, 5.25%, 2020 (n)	206,000	202,181
Gaz Capital S.A., 5.092%, 2015 (n)	380,000	388,550

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Gaz Capital S.A., 9.25%, 2019	$583,000	$715,271
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,051,000	2,563,750
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	886,930
KazMunaiGaz Finance B.V., 6.375%, 2021 (n)	245,000	250,831
Majapahit Holding B.V., 7.25%, 2017 (n)	591,000	650,100
Majapahit Holding B.V., 8%, 2019 (n)	380,000	432,250
Novatek Finance Ltd., 5.326%, 2016 (n)	336,000	342,922
Novatek Finance Ltd., 6.604%, 2021 (n)	257,000	265,352
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	676,160
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,604,019
Petrobras International Finance Co., 6.75%, 2041	481,000	492,229
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	551,000
Petroleos Mexicanos, 8%, 2019	1,101,000	1,307,438
Petroleos Mexicanos, 6%, 2020	167,000	174,515
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	1,045,800	1,132,079
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	721,000	807,868
SCF Capital Ltd., 5.375%, 2017 (n)	726,000	706,979
Transnet Ltd., 4.5%, 2016 (z)	203,000	206,264
VEB Finance Ltd., 6.902%, 2020 (n)	1,140,000	1,192,782
VTB Capital S.A., 6.465%, 2015 (n)	329,000	348,345
VTB Capital S.A., 6.551%, 2020 (n)	974,000	970,981

		$19,720,244

Emerging Market Sovereign – 2.6%
Dominican Republic, 7.5%, 2021 (n)	$239,000	$246,170
Government of Ukraine, 6.875%, 2015 (n)	353,000	358,118
Government of Ukraine, 7.75%, 2020 (n)	245,000	245,612
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	776,160
Republic of Argentina, FRN, 0.467%, 2012	973,575	930,398
Republic of Colombia, 7.375%, 2019	465,000	555,675
Republic of Colombia, 8.125%, 2024	664,000	837,304
Republic of Indonesia, 6.875%, 2018	204,000	231,540
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	2,054,456
Republic of Indonesia, 7.75%, 2038 (n)	593,000	711,600
Republic of Panama, 9.375%, 2029	1,062,000	1,486,800
Republic of Peru, 7.35%, 2025	355,000	428,663
Republic of Philippines, 6.375%, 2034	1,377,000	1,456,178
Republic of South Africa, 5.5%, 2020	751,000	790,428
Republic of Sri Lanka, 6.25%, 2020 (n)	144,000	141,840
Republic of Turkey, 5.625%, 2021	362,000	360,190
Republic of Ukraine, 7.95%, 2021 (z)	1,195,000	1,196,996
Ukraine Government International, 6.58%, 2016	1,389,000	1,362,956
United Mexican States, 5.95%, 2019	134,000	148,539
United Mexican States, 5.75%, 2110	206,000	184,370

		$14,503,993

Energy - Independent – 3.8%
Anadarko Petroleum Corp., 6.45%, 2036	$160,000	$161,196
Anadarko Petroleum Corp., 6.2%, 2040	580,000	567,761
Atlas Energy Operating Co. LLC, 12.125%, 2017	270,000	352,021
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	685,000	727,812
Chesapeake Energy Corp., 6.875%, 2020	510,000	543,150
Comstock Resources, Inc., 7.75%, 2019	445,000	445,000
Concho Resources, Inc., 8.625%, 2017	165,000	181,912
Denbury Resources, Inc., 8.25%, 2020	655,000	728,687

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	$620,000	$666,500
EXCO Resources, Inc., 7.5%, 2018	400,000	397,000
Harvest Operations Corp., 6.875%, 2017 (n)	790,000	821,600
Hilcorp Energy I LP, 9%, 2016 (n)	1,080,000	1,134,000
Linn Energy LLC, 8.625%, 2020 (n)	470,000	524,050
Linn Energy LLC, 7.75%, 2021 (n)	648,000	688,500
Newfield Exploration Co., 6.625%, 2014	650,000	664,625
Newfield Exploration Co., 6.625%, 2016	560,000	578,200
OPTI Canada, Inc., 9.75%, 2013 (n)	505,000	497,425
OPTI Canada, Inc., 8.25%, 2014	1,505,000	820,225
Penn Virginia Corp., 10.375%, 2016	1,075,000	1,206,687
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,275,675
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,139,636
Plains Exploration & Production Co., 7%, 2017	1,705,000	1,777,463
QEP Resources, Inc., 6.875%, 2021	910,000	953,225
Quicksilver Resources, Inc., 8.25%, 2015	780,000	805,350
Quicksilver Resources, Inc., 9.125%, 2019	695,000	736,700
Range Resources Corp., 8%, 2019	1,045,000	1,150,806
SandRidge Energy, Inc., 8%, 2018 (n)	1,015,000	1,063,213
Talisman Energy, Inc., 7.75%, 2019	280,000	343,288

		$20,951,707

Energy - Integrated – 0.7%
CCL Finance Ltd., 9.5%, 2014 (n)	$1,244,000	$1,430,600
CCL Finance Ltd., 9.5%, 2014	457,000	525,550
Hess Corp., 8.125%, 2019	100,000	125,596
Husky Energy, Inc., 5.9%, 2014	306,000	339,270
Husky Energy, Inc., 7.25%, 2019	324,000	385,074
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	1,005,000	1,138,162

		$3,944,252

Entertainment – 0.8%
AMC Entertainment, Inc., 8.75%, 2019	$1,360,000	$1,460,300
AMC Entertainment, Inc., 9.75%, 2020 (z)	720,000	772,200
Cinemark USA, Inc., 8.625%, 2019	1,460,000	1,591,400
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	370,000	397,750

		$4,221,650

Financial Institutions – 2.7%
American General Finance Corp., 5.375%, 2012	$325,000	$319,719
American General Finance Corp., 6.9%, 2017	1,030,000	924,425
CIT Group, Inc., 7%, 2014	725,000	739,047
CIT Group, Inc., 7%, 2016	1,245,000	1,255,894
CIT Group, Inc., 7%, 2017	4,330,000	4,362,475
Credit Acceptance Corp., 9.125%, 2017	500,000	538,750
Credit Acceptance Corp., 9.125%, 2017 (z)	145,000	153,700
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	410,000	419,737
GMAC, Inc., 6.875%, 2011	293,000	299,592
GMAC, Inc., 8%, 2031	890,000	1,019,050
International Lease Finance Corp., 8.75%, 2017 (n)	1,035,000	1,182,487
International Lease Finance Corp., 7.125%, 2018 (n)	455,000	496,519
International Lease Finance Corp., 8.25%, 2020	885,000	984,562
Nationstar Mortgage LLC, 10.875%, 2015 (z)	960,000	988,800
SLM Corp., 8%, 2020	1,255,000	1,331,869

		$15,016,626

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – 2.0%
Anheuser-Busch InBev, 6.875%, 2019 (n)		$1,300,000	$1,545,917
ARAMARK Corp., 8.5%, 2015		1,154,000	1,205,930
B&G Foods, Inc., 7.625%, 2018		470,000	501,725
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		893,000	966,672
Constellation Brands, Inc., 7.25%, 2016		1,020,000	1,096,500
Del Monte Foods Co., 6.75%, 2015		1,170,000	1,187,550
Del Monte Foods Co., 7.5%, 2019		1,000,000	1,215,000
Pinnacle Foods Finance LLC, 9.25%, 2015		990,000	1,032,075
Pinnacle Foods Finance LLC, 10.625%, 2017		205,000	219,863
TreeHouse Foods, Inc., 7.75%, 2018		1,045,000	1,131,213
Tyson Foods, Inc., 7.35%, 2016		912,000	1,024,860

			$11,127,305

Forest & Paper Products – 2.0%
Boise, Inc., 8%, 2020		$820,000	$904,050
Cascades, Inc., 7.75%, 2017		1,535,000	1,605,994
Fibria Overseas Finance, 6.75%, 2021 (z)		278,000	275,517
Georgia-Pacific Corp., 7.125%, 2017 (n)		3,585,000	3,809,062
Georgia-Pacific Corp., 8%, 2024		260,000	298,025
Georgia-Pacific Corp., 7.25%, 2028		205,000	216,275
Graphic Packaging Holding Co., 7.875%, 2018		510,000	548,250
Inversiones CMPC S.A., 4.75%, 2018 (n)		1,608,000	1,547,089
JSG Funding PLC, 7.75%, 2015		40,000	41,000
Sappi Papier Holding GmbH, 6.75%, 2012 (n)		335,000	349,238
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	826,866
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$650,000	682,500

			$11,103,866

Gaming & Lodging – 3.2%
Ameristar Casinos, Inc., 9.25%, 2014		$510,000	$548,250
Firekeepers Development Authority, 13.875%, 2015 (n)		460,000	547,976
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		460,000	2,300
Gaylord Entertainment Co., 6.75%, 2014		1,020,000	1,035,300
GWR Operating Partnership LLP, 10.875%, 2017		765,000	824,287
Harrah’s Operating Co., Inc., 11.25%, 2017		1,285,000	1,458,475
Harrah’s Operating Co., Inc., 10%, 2018		735,000	690,900
Harrah’s Operating Co., Inc., 10%, 2018		1,624,000	1,526,560
Host Hotels & Resorts, Inc., 6.75%, 2016		930,000	964,875
Host Hotels & Resorts, Inc., 9%, 2017		1,525,000	1,711,812
MGM Mirage, 10.375%, 2014		145,000	162,400
MGM Mirage, 11.125%, 2017		1,015,000	1,169,787
MGM Mirage, 9%, 2020 (n)		655,000	715,587
MGM Resorts International, 11.375%, 2018		1,215,000	1,379,025
Penn National Gaming, Inc., 8.75%, 2019		1,065,000	1,187,475
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,485,000	1,607,513
Station Casinos, Inc., 6.5%, 2014 (d)		25,000	3
Station Casinos, Inc., 6.875%, 2016 (d)		980,000	98
Wyndham Worldwide Corp., 6%, 2016		985,000	1,048,850
Wyndham Worldwide Corp., 7.375%, 2020		660,000	730,592
Wynn Las Vegas LLC, 7.75%, 2020		595,000	629,213

			$17,941,278

Industrial – 0.5%
Altra Holdings, Inc., 8.125%, 2016		$350,000	$373,625
Diversey, Inc., 8.25%, 2019		680,000	740,350
Hillman Group, Inc., 10.875%, 2018		495,000	544,500

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – continued
Mueller Water Products, Inc., 7.375%, 2017		$580,000	$565,500
Mueller Water Products, Inc., 8.75%, 2020		295,000	326,712

			$2,550,687

Insurance – 1.4%
American International Group, Inc., 8.175% to 2038, FRN to 2068		$1,385,000	$1,520,037
ING Groep N.V., 5.775% to 2015, FRN to 2049		3,248,000	2,890,720
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)		1,100,000	1,331,000
Metropolitan Life Global Funding, 5.125%, 2014 (n)		860,000	933,781
Unum Group, 7.125%, 2016		1,171,000	1,326,818

			$8,002,356

Insurance - Property & Casualty – 1.8%
Allstate Corp., 7.45%, 2019		$850,000	$1,022,266
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,092,869
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		1,635,000	2,129,587
USI Holdings Corp., 9.75%, 2015 (z)		615,000	633,450
USI Holdings Corp., FRN, 4.188%, 2014 (n)		2,005,000	1,934,825
XL Group PLC, 6.5% to 2017, FRN to 2049		1,315,000	1,216,375
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,190,000	1,213,800
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		627,000	625,433

			$9,868,605

International Market Quasi-Sovereign – 1.6%
Bank of Ireland, 2.75%, 2012 (n)		$1,480,000	$1,396,288
Canada Housing Trust, 4.6%, 2011 (n)	CAD	392,000	410,778
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	1,842,862
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,478,553
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		1,500,000	1,361,836
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,103,893
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,051,372

			$8,645,582

International Market Sovereign – 11.3%
Commonwealth of Australia, 5.75%, 2021	AUD	384,000	$398,339
Federal Republic of Germany, 3.75%, 2015	EUR	2,176,000	3,186,781
Federal Republic of Germany, 4.25%, 2018	EUR	1,329,000	1,998,092
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,575,250
Government of Canada, 4.5%, 2015	CAD	747,000	831,215
Government of Canada, 4.25%, 2018	CAD	447,000	496,211
Government of Canada, 5.75%, 2033	CAD	136,000	182,511
Government of Japan, 1.5%, 2012	JPY	549,000,000	6,824,311
Government of Japan, 1.3%, 2014	JPY	225,600,000	2,843,186
Government of Japan, 1.7%, 2017	JPY	644,600,000	8,339,913
Government of Japan, 2.2%, 2027	JPY	619,000,000	7,971,378
Kingdom of Belgium, 5.5%, 2017	EUR	378,000	570,862
Kingdom of Spain, 4.6%, 2019	EUR	656,000	875,508
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	441,372
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,333,000	1,940,644
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	764,822
Republic of Austria, 4.65%, 2018	EUR	1,345,000	2,023,261
Republic of Finland, 3.875%, 2017	EUR	921,000	1,340,327
Republic of France, 4.75%, 2012	EUR	703,000	1,020,065
Republic of France, 4.75%, 2035	EUR	1,370,000	2,096,599
Republic of Ireland, 5.4%, 2025	EUR	525,000	509,450
Republic of Italy, 4.75%, 2013	EUR	5,607,000	8,020,567

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, 5.25%, 2017	EUR	2,516,000	$3,674,924
United Kingdom Treasury, 8%, 2015	GBP	755,000	1,531,003
United Kingdom Treasury, 8%, 2021	GBP	953,000	2,113,447
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,177,027

			$62,747,065

Machinery & Tools – 0.8%
Case Corp., 7.25%, 2016		$710,000	$775,675
Case New Holland, Inc., 7.875%, 2017 (n)		2,235,000	2,497,612
Rental Service Corp., 9.5%, 2014		572,000	600,600
RSC Equipment Rental, Inc., 8.25%, 2021 (z)		660,000	697,950

			$4,571,837

Major Banks – 2.8%
Bank of America Corp., 7.375%, 2014		$1,000,000	$1,138,540
Bank of America Corp., 7.625%, 2019		370,000	432,595
Bank of America Corp., 8% to 2018, FRN to 2049		2,515,000	2,655,060
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		1,667,000	1,550,310
Credit Suisse New York, 5.5%, 2014		1,000,000	1,099,506
HSBC USA, Inc., 4.875%, 2020		460,000	450,794
JPMorgan Chase & Co., 6.3%, 2019		1,000,000	1,124,369
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		835,000	908,906
Morgan Stanley, 5.75%, 2016		397,000	427,881
Morgan Stanley, 6.625%, 2018		391,000	432,227
Morgan Stanley, 7.3%, 2019		830,000	945,829
Morgan Stanley, 5.625%, 2019		1,500,000	1,540,882
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		2,245,000	2,054,175
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		350,000	301,000
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		498,000	468,370

			$15,530,444

Medical & Health Technology & Services – 5.0%
Biomet, Inc., 10%, 2017		$545,000	$606,994
Biomet, Inc., 10.375%, 2017 (p)		320,000	358,000
Biomet, Inc., 11.625%, 2017		2,680,000	3,021,700
Community Health Systems, Inc., 8.875%, 2015		3,510,000	3,720,600
Davita, Inc., 6.375%, 2018		790,000	800,862
Davita, Inc., 6.625%, 2020		465,000	471,394
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		665,000	762,256
HCA, Inc., 9.25%, 2016		6,130,000	6,620,400
HCA, Inc., 8.5%, 2019		605,000	677,600
HealthSouth Corp., 8.125%, 2020		1,605,000	1,741,425
Hospira, Inc., 6.05%, 2017		655,000	731,651
McKesson Corp., 7.5%, 2019		110,000	132,491
Owens & Minor, Inc., 6.35%, 2016		970,000	996,550
Tenet Healthcare Corp., 9.25%, 2015		1,445,000	1,587,694
Tenet Healthcare Corp., 8%, 2020		375,000	386,250
United Surgical Partners International, Inc., 8.875%, 2017		365,000	385,075
United Surgical Partners International, Inc., 9.25%, 2017 (p)		385,000	407,138
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,795,000	1,875,775
Vanguard Health Systems, Inc., 8%, 2018		935,000	960,713
VWR Funding, Inc., 10.25%, 2015 (p)		1,204,125	1,276,373

			$27,520,941

Metals & Mining – 3.1%
ArcelorMittal, 9.85%, 2019		$1,710,000	$2,198,282

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
ArcelorMittal USA, Inc., 6.5%, 2014	$1,300,000	$1,432,198
Arch Coal, Inc., 7.25%, 2020	470,000	499,375
Arch Western Finance LLC, 6.75%, 2013	637,000	643,370
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	249,000	274,211
Cloud Peak Energy, Inc., 8.25%, 2017	1,320,000	1,435,500
Cloud Peak Energy, Inc., 8.5%, 2019	760,000	837,900
Consol Energy, Inc., 8%, 2017	1,425,000	1,546,125
Consol Energy, Inc., 8.25%, 2020	480,000	529,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,045,000	1,159,950
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	2,260,000	2,158,259
Metinvest B.V., 8.75%, 2018 (z)	200,000	204,000
Novelis, Inc., 8.375%, 2017 (n)	470,000	518,175
Novelis, Inc., 8.75%, 2020 (n)	270,000	297,675
Peabody Energy Corp., 5.875%, 2016	425,000	432,437
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,209,100
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	115,000	121,325
Southern Copper Corp., 5.375%, 2020	161,000	165,321
Southern Copper Corp., 6.75%, 2040	553,000	574,691
Teck Resources Ltd., 9.75%, 2014	167,000	204,267
Vale Overseas Ltd., 4.625%, 2020	490,000	481,142
Vale Overseas Ltd., 6.875%, 2039	341,000	367,831

		$17,290,334

Mortgage-Backed – 4.9%
Fannie Mae, 3.81%, 2013	$301,859	$313,664
Fannie Mae, 4.1%, 2013	494,546	516,022
Fannie Mae, 4.19%, 2013	407,145	426,971
Fannie Mae, 4.845%, 2013	137,812	145,716
Fannie Mae, 4.562%, 2014	257,760	273,889
Fannie Mae, 4.6%, 2014	419,490	444,987
Fannie Mae, 4.609%, 2014	479,240	513,274
Fannie Mae, 4.77%, 2014	326,226	348,838
Fannie Mae, 4.56%, 2015	176,324	188,016
Fannie Mae, 4.665%, 2015	143,011	152,967
Fannie Mae, 4.7%, 2015	136,520	146,171
Fannie Mae, 4.74%, 2015	338,442	362,808
Fannie Mae, 4.78%, 2015	394,418	423,311
Fannie Mae, 4.815%, 2015	356,716	383,104
Fannie Mae, 4.87%, 2015	288,800	310,976
Fannie Mae, 4.89%, 2015	96,430	103,828
Fannie Mae, 4.922%, 2015	964,341	1,041,291
Fannie Mae, 6%, 2016 - 2037	2,982,952	3,260,893
Fannie Mae, 5.5%, 2019 - 2035	6,400,332	6,899,874
Fannie Mae, 4.88%, 2020	252,780	265,380
Fannie Mae, 4%, 2025	2,500,000	2,583,998
Fannie Mae, 6.5%, 2032 - 2033	725,136	821,411
Fannie Mae, 5%, 2035	2,175,152	2,295,417
Freddie Mac, 6%, 2034	454,517	501,064
Ginnie Mae, 5.5%, 2039	2,000,000	2,163,443
Ginnie Mae, 4.5%, 2041	2,000,000	2,069,310

		$26,956,623

Natural Gas - Distribution – 0.5%
AmeriGas Partners LP, 7.125%, 2016	$1,980,000	$2,059,200

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – continued
Ferrellgas Partners LP, 8.625%, 2020	$685,000	$744,937

		$2,804,137

Natural Gas - Pipeline – 1.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$915,000	$955,031
Atlas Pipeline Partners LP, 8.75%, 2018	185,000	197,950
Crosstex Energy, Inc., 8.875%, 2018	1,205,000	1,328,512
El Paso Corp., 7%, 2017	1,395,000	1,558,521
El Paso Corp., 7.75%, 2032	546,000	578,103
Energy Transfer Equity LP, 7.5%, 2020	1,780,000	1,929,075
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	991,000	1,069,041
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	266,880
MarkWest Energy Partners LP, 8.75%, 2018	165,000	180,675
Spectra Energy Capital LLC, 8%, 2019	810,000	979,700

		$9,043,488

Network & Telecom – 2.5%
AT&T, Inc., 6.55%, 2039	$170,000	$181,147
AT&T, Inc., 5.35%, 2040 (n)	1,108,000	1,016,086
CenturyLink, Inc., 7.6%, 2039	265,000	279,755
Cincinnati Bell, Inc., 8.25%, 2017	1,020,000	1,030,200
Cincinnati Bell, Inc., 8.75%, 2018	1,250,000	1,198,437
Citizens Communications Co., 9%, 2031	680,000	715,700
Frontier Communications Corp., 8.25%, 2017	375,000	414,375
Frontier Communications Corp., 8.5%, 2020	1,535,000	1,703,850
Qwest Communications International, Inc., 8%, 2015	365,000	398,306
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,075,000	1,152,938
Qwest Corp., 7.875%, 2011	700,000	721,875
Telefonica Emisiones S.A.U., 2.582%, 2013	995,000	1,002,122
TELUS Corp., 8%, 2011	300,000	305,546
Windstream Corp., 8.625%, 2016	2,575,000	2,723,063
Windstream Corp., 8.125%, 2018	380,000	406,600
Windstream Corp., 7.75%, 2020	560,000	580,300

		$13,830,300

Oil Services – 0.8%
Afren PLC, 11.5%, 2016 (n)	$200,000	$208,000
Edgen Murray Corp., 12.25%, 2015	320,000	305,600
Expro Finance Luxembourg, 8.5%, 2016 (n)	1,425,000	1,464,187
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	995,000	985,050
Pioneer Drilling Co., 9.875%, 2018	845,000	921,050
Trinidad Drilling Ltd., 7.875%, 2019 (n)	410,000	428,963

		$4,312,850

Oils – 0.5%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,922,000	$1,943,719
Petroplus Holdings AG, 9.375%, 2019 (n)	795,000	826,800

		$2,770,519

Other Banks & Diversified Financials – 3.4%
Alfa Bank, 7.875%, 2017 (n)	$1,151,000	$1,188,407
Banco Cruzeiro do Sul S.A., 8.25%, 2016 (n)	701,000	686,980
Banco PanAmericano S.A., 8.5%, 2020 (n)	416,000	425,360
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,400,000	1,338,082
Banco Votorantim S.A., 5.25%, 2016 (z)	657,000	664,884
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,570,000	1,615,159
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012 (z)	375,000	370,354

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Capital One Financial Corp., 8.8%, 2019	$320,000	$404,160
Capital One Financial Corp., 10.25%, 2039	1,000,000	1,086,250
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	2,535,000	2,611,050
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,974,000	2,221,836
ICICI Bank Ltd., 5.75%, 2020 (n)	248,000	238,983
Isbank GmbH, 5.1%, 2016 (n)	1,727,000	1,705,774
LBG Capital No.1 PLC, 7.875%, 2020 (n)	1,325,000	1,278,625
Santander UK PLC, 8.963% to 2030, FRN to 2049	1,323,000	1,455,300
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,497,416

		$18,788,620

Pharmaceuticals – 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$1,000,000	$1,142,307
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	770,000	796,950

		$1,939,257

Pollution Control – 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$75,000	$78,187
Allied Waste North America, Inc., 6.875%, 2017	870,000	946,125

		$1,024,312

Precious Metals & Minerals – 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$300,000	$318,000

Printing & Publishing – 0.2%
American Media, Inc., 13.5%, 2018 (z)	$11,911	$12,164
McClatchy Co., 11.5%, 2017	345,000	391,575
Nielsen Finance LLC, 11.5%, 2016	354,000	416,835
Nielsen Finance LLC, 7.75%, 2018 (n)	465,000	502,781

		$1,323,355

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015	$1,895,000	$2,056,075

Real Estate – 0.8%
CB Richard Ellis Group, Inc., 11.625%, 2017	$400,000	$471,500
Country Garden Holding Co., 11.125%, 2018 (z)	200,000	199,600
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	665,000	699,912
HRPT Properties Trust, REIT, 6.25%, 2016	1,053,000	1,133,937
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	845,337
Simon Property Group, Inc., REIT, 10.35%, 2019	660,000	906,587

		$4,256,873

Restaurants – 0.0%
Dunkin Finance Corp., 9.625%, 2018 (n)	$232,000	$234,900

Retailers – 1.8%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)	$190,000	$191,900
Express LLC/Express Finance Corp., 8.75%, 2018	525,000	565,031
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	740,000	738,612
Home Depot, Inc., 5.875%, 2036	509,000	516,074
Limited Brands, Inc., 6.9%, 2017	480,000	514,800
Limited Brands, Inc., 6.95%, 2033	670,000	623,100
Neiman Marcus Group, Inc., 10.375%, 2015	1,015,000	1,074,631
QVC, Inc., 7.375%, 2020 (n)	925,000	980,500
Sally Beauty Holdings, Inc., 10.5%, 2016	1,270,000	1,397,000
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,725,000	1,875,938
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,188,200

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
YCC Holdings LLC, 10.25%, 2016 (p)(z)	$360,000	$370,800

		$10,036,586

Specialty Stores – 0.5%
Giraffe Acquisition Corp., 9.125%, 2018 (n)	$220,000	$224,400
GSC Holdings Corp., 8%, 2012	130,000	133,087
Michaels Stores, Inc., 11.375%, 2016	635,000	693,737
Michaels Stores, Inc., 7.75%, 2018 (n)	1,660,000	1,713,950
Payless ShoeSource, Inc., 8.25%, 2013	151,000	153,548

		$2,918,722

Supermarkets – 0.1%
Delhaize Group, 5.7%, 2040 (n)	$834,000	$786,344

Supranational – 0.6%
Central American Bank, 4.875%, 2012 (n)	$570,000	$585,681
European Investment Bank, 5.125%, 2017	2,593,000	2,912,875

		$3,498,556

Telecommunications - Wireless – 3.7%
Cingular Wireless LLC, 6.5%, 2011	$1,020,000	$1,067,544
Clearwire Corp., 12%, 2015 (n)	2,430,000	2,648,700
Cricket Communications, Inc., 7.75%, 2016	560,000	592,200
Crown Castle International Corp., 9%, 2015	1,475,000	1,659,375
Crown Castle International Corp., 7.75%, 2017 (n)	430,000	474,612
Crown Castle International Corp., 7.125%, 2019	450,000	478,687
Digicel Group Ltd., 12%, 2014 (n)	100,000	117,250
Digicel Group Ltd., 8.25%, 2017 (n)	821,000	857,945
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	399,000
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	165,000	172,425
MetroPCS Wireless, Inc., 7.875%, 2018	900,000	950,625
Net Servicos de Comunicacao S.A., 7.5%, 2020	758,000	879,280
Nextel Communications, Inc., 7.375%, 2015	650,000	651,625
NII Holdings, Inc., 10%, 2016	1,615,000	1,828,987
NII Holdings, Inc., 8.875%, 2019	710,000	784,550
SBA Communications Corp., 8%, 2016	260,000	283,400
SBA Communications Corp., 8.25%, 2019	445,000	490,613
Sprint Capital Corp., 6.875%, 2028	1,315,000	1,185,144
Sprint Nextel Corp., 8.375%, 2017	2,905,000	3,220,919
VimpelCom Ltd., 7.748%, 2021 (z)	336,000	347,357
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	435,000	499,163
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,170,000	1,208,025

		$20,797,426

Telephone Services – 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$445,000	$461,687
Frontier Communications Corp., 8.125%, 2018	1,835,000	2,039,144

		$2,500,831

Tobacco – 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,170,802

Transportation – 0.2%
BRT Escrow Corp. S.p.A., 8%, 2018 (z)	$1,373,000	$1,390,525

Transportation - Services – 1.6%
ACL I Corp., 10.625%, 2016 (p)(z)	$750,000	$749,484
Aguila American Resources Ltd., 7.875%, 2018 (z)	570,000	591,375
American Petroleum Tankers LLC, 10.25%, 2015 (n)	515,000	538,819

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Commercial Barge Line Co., 12.5%, 2017	$1,320,000	$1,531,200
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,123,011
Hertz Corp., 8.875%, 2014	829,000	850,761
Hertz Corp., 7.5%, 2018 (n)	665,000	704,069
Hertz Corp., 7.375%, 2021 (n)	650,000	679,250
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	460,000	479,550
Navios Maritime Holdings, Inc., 8.875%, 2017	340,000	367,200
Swift Services Holdings, Inc., 10%, 2018 (z)	820,000	897,900
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	388,500

		$8,901,119

U.S. Government Agencies and Equivalents – 0.6%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,519,202

U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 8.5%, 2020	$4,050,000	$5,746,253
U.S. Treasury Bonds, 6.25%, 2023 (f)	1,800,000	2,246,344
U.S. Treasury Bonds, 5.375%, 2031	286,200	328,951
U.S. Treasury Bonds, 4.5%, 2036	95,000	96,262
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,138,311
U.S. Treasury Notes, TIPS, 1.25%, 2020	10,735,517	11,053,385

		$22,609,506

Utilities - Electric Power – 3.6%
AES Corp., 8%, 2017	$2,840,000	$3,081,400
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	395,193
Bruce Mansfield Unit, 6.85%, 2034	1,530,526	1,611,436
Calpine Corp., 8%, 2016 (n)	1,800,000	1,953,000
Calpine Corp., 7.875%, 2020 (n)	560,000	592,200
CenterPoint Energy, Inc., 6.5%, 2018	400,000	450,724
Colbun S.A., 6%, 2020 (n)	748,000	751,825
Covanta Holding Corp., 7.25%, 2020	665,000	698,424
Dynegy Holdings, Inc., 7.75%, 2019	1,895,000	1,369,137
Edison Mission Energy, 7%, 2017	1,760,000	1,430,000
EDP Finance B.V., 6%, 2018 (n)	798,000	784,083
Energy Future Holdings Corp., 10.25%, 2020 (n)	1,125,000	1,171,521
Energy Future Holdings Corp., 10%, 2020	2,275,000	2,374,763
Genon Escrow Corp., 9.875%, 2020 (n)	1,455,000	1,531,387
System Energy Resources, Inc., 5.129%, 2014 (z)	765,319	786,366
Texas Competitive Electric Holdings LLC, 10.25%, 2015	1,290,000	725,625

		$19,707,084

Total Bonds		$632,064,379

Floating Rate Loans (g)(r) – 0.2%
Aerospace – 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$207,018	$209,865

Automotive – 0.1%
Allison Transmission, Inc., Term Loan B, 3.02%, 2014	$234,382	$233,503

Broadcasting – 0.0%
Gray Television, Inc., Term Loan B, 3.77%, 2014	$52,929	$52,693
Local TV Finance LLC, Term Loan B, 2.31%, 2013	48,016	46,815

		$99,508

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$29,726	$30,637

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Consumer Services – 0.0%
Realogy Corp., Letter of Credit, 3.113%, 2016	$29,719	$28,509
Realogy Corp., Term Loan, 5.25%, 2016	175,221	168,087

		$196,596

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$86,679	$87,451

Gaming & Lodging – 0.1%
MGM Mirage, Term Loan, 7%, 2014 (o)	$464,788	$457,756

Total Floating Rate Loans		$1,315,316

Common Stocks – 0.1%
Automotive – 0.1%
Accuride Corp. (a)	12,648	$176,946

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	3,053	$43,566
Golden Books Family Entertainment, Inc. (a)	3,683	0

		$43,566

Total Common Stocks		$220,512

Preferred Stocks – 0.1%
Automotive – 0.1%
General Motors Co., 4.75%	13,160	$669,581

Money Market Funds (v) – 2.3%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	12,519,675	$12,519,675

Total Investments		$646,789,463

Other Assets, Less Liabilities – (16.6)%		(91,854,720)

Net Assets – 100.0%		$554,934,743

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $138,424,276, representing 24.9% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition
Restricted Securities	Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$736,954	$749,484
AMC Entertainment, Inc., 9.75%, 2020	12/01/10 -2/04/11	741,782	772,200
Aguila American Resources Ltd., 7.875%, 2018	1/24/11 - 1/25/11	580,397	591,375

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

	Acquisition
Restricted Securities	Date	Cost	Value
American Media, Inc., 13.5%, 2018	12/22/10	$12,099	$12,164
Anthracite Ltd., “A”, CDO, FRN, 0.622%, 2019	1/15/10	973,623	1,231,902
Anthracite Ltd., “BFL”, CDO, FRN, 1.26%, 2037	12/09/10	2,730,000	2,790,000
BRT Escrow Corp. S.p.A., 8%, 2018	2/14/11	1,373,000	1,390,525
Banco Votorantim S.A., 5.25%, 2016	2/07/11	649,407	664,884
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.861%, 2040	3/01/06	856,573	549,156
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012	3/08/05	375,000	370,354
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	270,000	283,500
Burlington Coat Factory Warehouse Corp., 10%, 2019	2/17/11	190,000	191,900
CPI International Acquisition, Inc., 8%, 2018	2/03/11	310,000	312,325
Cequel Communications Holdings, 8.625%, 2017	1/13/11 -1/21/11	641,873	655,650
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	180,000	193,050
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	445,000	461,687
Country Garden Holding Co., 11.125%, 2018	2/16/11	198,812	199,600
Credit Acceptance Corp., 9.125%, 2017	2/28/11	153,700	153,700
Elizabeth Arden, Inc., 7.375%, 2021	1/13/11 -1/21/11	477,565	493,500
Fibria Overseas Finance, 6.75%, 2021	2/28/11	275,517	275,517
Local TV Finance LLC, 9.25%, 2015	11/09/07 -2/16/11	1,152,675	1,183,763
Metinvest B.V., 8.75%, 2018	2/07/11	197,455	204,000
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	1,429,288	1,476,428
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 -12/20/10	380,179	397,750
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 - 2/17/11	919,855	988,800
ONO Finance ll PLC, 10.875%, 2019	1/21/11	300,000	322,500
PNC Mortgage Acceptance Corp., 7.1%, 2032	3/25/08	1,030,276	1,030,516
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	257,935	261,056
Ply Gem Industries, Inc., 8.25%, 2018	2/09/11	360,000	368,550
Polypore International, Inc., 7.5%, 2017	11/10/10	180,000	186,300
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 - 2/01/11	672,663	697,950
Republic of Ukraine, 7.95%, 2021	2/16/11	1,195,000	1,196,996
Reynolds Group, 9%, 2019	1/24/11	559,574	552,525
Reynolds Group, 8.25%, 2021	1/27/11	480,000	481,200
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10	229,291	232,538
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,447,351	1,260,319
Swift Services Holdings, Inc., 10%, 2018	12/15/10 - 1/04/11	836,738	897,900
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	462,478	491,400
System Energy Resources, Inc., 5.129%, 2014	4/16/04	765,319	786,366
Transnet Ltd., 4.5%, 2016	2/03/11	201,880	206,264
UCI International, Inc., 8.625%, 2019	1/11/11	230,000	244,950
UPCB Finance III Ltd., 6.625%, 2020	2/07/11	784,000	781,060
USI Holdings Corp., 9.75%, 2015	4/07/10	593,139	633,450
VimpelCom Ltd., 7.748%, 2021	1/26/11	336,000	347,357
YCC Holdings LLC, 10.25%, 2016	2/04/11 - 2/10/11	361,510	370,800

Total Restricted Securities			$27,943,211

% of Net Assets			5.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro

MFS Charter Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forwards.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/11 - continued

The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$846,527	$43,566	$—	$890,093
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	26,128,708	—	26,128,708
Non-U.S. Sovereign Debt	—	109,115,440	—	109,115,440
Corporate Bonds	—	345,727,631	—	345,727,631
Residential Mortgage-Backed Securities	—	28,690,470	—	28,690,470
Commercial Mortgage-Backed Securities	—	32,430,298	—	32,430,298
Asset-Backed Securities (including CDOs)	—	6,152,828	—	6,152,828
Foreign Bonds	—	83,819,004	—	83,819,004
Floating Rate Loans	—	1,315,316	—	1,315,316
Mutual Funds	12,519,675	—	—	12,519,675

Total Investments	$13,366,202	$633,423,261	$—	$646,789,463

Other Financial Instruments
Futures	$(96,846)	$—	$—	$(96,846)
Forward Currency Contracts	$—	$(1,774,206)	$—	$(1,774,206)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$613,347,025

Gross unrealized appreciation	$42,048,986
Gross unrealized depreciation	(8,606,548)

Net unrealized appreciation (depreciation)	$33,442,438

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11

Forward Foreign Currency Exchange Contracts at 2/28/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp	1,938,000	4/12/11	$1,946,246	$1,963,218	16,972
BUY	CAD	Barclays Bank PLC	1,421,000	4/12/11	1,457,224	1,461,321	4,097
BUY	CHF	Deutsche Bank AG	5,241,000	4/12/11	5,569,429	5,642,938	73,509
BUY	CNY	Deutsche Bank AG	5,910,000	4/18/11	893,019	900,177	7,158
BUY	CNY	HSBC Bank	11,785,000	4/18/11	1,779,674	1,795,023	15,349
BUY	EUR	Barclays Bank PLC	2,020,000	4/12/11	2,757,752	2,786,087	28,335
BUY	EUR	Citibank N.A.	2,079,000	4/12/11	2,821,538	2,867,464	45,926
BUY	EUR	Deutsche Bank AG	2,849,881	4/12/11	3,734,516	3,930,702	196,186
BUY	EUR	HSBC Bank	2,068,000	4/12/11	2,718,965	2,852,292	133,327
BUY	EUR	Royal Bank of Scotland Group PLC	2,013,000	3/15/11	2,762,210	2,777,387	15,177
BUY	EUR	UBS AG	908,304	3/15/11	1,194,078	1,253,210	59,132
BUY	GBP	Barclays Bank PLC	230,000	4/12/11	367,772	373,769	5,997
BUY	IDR	HSBC Bank	24,684,286,000	5/11/11	2,739,654	2,765,659	26,005
BUY	JPY	UBS AG	115,399,000	4/12/11	1,400,086	1,411,026	10,940
BUY	MXN	Royal Bank of Scotland Group PLC	17,049,000	4/11/11	1,384,522	1,403,643	19,121
SELL	MXN	Royal Bank of Scotland Group PLC	17,050,000	4/11/11	1,406,224	1,403,725	2,499
BUY	NOK	Barclays Bank PLC	7,581,000	4/12/11	1,288,979	1,350,794	61,815
BUY	NOK	Deutsche Bank AG	8,618,000	4/12/11	1,464,600	1,535,567	70,967
SELL	NZD	Barclays Bank PLC	3,000	4/12/11	2,268	2,251	17
SELL	NZD	Westpac Banking Corp	2,502,000	4/12/11	1,939,926	1,877,013	62,913
BUY	PHP	JPMorgan Chase Bank N.A.	120,509,110	3/07/11 - 3/25/11	2,738,413	2,763,592	25,179
BUY	SEK	Credit Suisse Group	17,574,542	4/12/11	2,574,760	2,769,313	194,553
BUY	SGD	Deutsche Bank AG	5,466,000	4/12/11	4,224,993	4,298,853	73,860

							$1,149,034

Liability Derivatives
SELL	AUD	Westpac Banking Corp	393,609	4/12/11	$384,607	$398,731	$(14,124)
SELL	CAD	Goldman Sachs International	1,952,873	4/12/11	1,963,752	2,008,285	(44,533)
SELL	CHF	Citibank N.A.	2,630,519	4/12/11	2,747,000	2,832,257	(85,257)
SELL	CHF	HSBC Bank	2,609,000	4/12/11	2,703,235	2,809,088	(105,853)
BUY	EUR	Citibank N.A.	514,925	4/12/11	710,968	710,212	(756)
SELL	EUR	Credit Suisse Group	4,455,946	4/12/11	6,034,915	6,145,869	(110,954)
SELL	EUR	HSBC Bank	6,108,000	4/12/11	8,230,129	8,424,467	(194,338)
SELL	EUR	UBS AG	28,425,786	3/15/11	37,545,915	39,219,775	(1,673,860)
SELL	GBP	Barclays Bank PLC	1,607,488	4/12/11	2,488,279	2,612,303	(124,024)
SELL	GBP	Deutsche Bank AG	1,607,488	4/12/11	2,487,765	2,612,303	(124,538)
SELL	JPY	Barclays Bank PLC	112,804,000	4/12/11	1,357,598	1,379,296	(21,698)
SELL	JPY	Credit Suisse Group	13,897,053	4/12/11	167,185	169,925	(2,740)
SELL	JPY	Merrill Lynch International Bank	2,128,397,766	4/12/11	25,605,401	26,024,702	(419,301)
SELL	NOK	Deutsche Bank AG	113,000	4/12/11	18,870	20,134	(1,264)

							$(2,923,240)

Futures Contracts Outstanding at 2/28/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Long)	USD	23	2,767,906	June-2011	8,724
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	404	48,094,938	June-2011	(105,570)

At February 28, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Charter Income Trust

Supplemental Information (Unaudited) 2/28/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,055,511	50,463,988	(66,999,824)	12,519,675

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,710	$12,519,675

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2011, are as follows:

United States	64.7%
Japan	4.7%
United Kingdom	3.1%
Italy	2.5%
Canada	2.2%
Brazil	1.9%
Netherlands	1.7%
Russia	1.6%
France	1.5%
Other Countries	16.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.